Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
						Amortization Schedule
	Balance as of December 31, 2011	Amortization for the year ended December 31, 2012	Balance as of December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$5,512	$877	$4,635	$877	$877	$877	$877	$1,127
Software	3,550	566	2,984	566	566	566	566	720

Total Intangible Assets, net	$9,062	$1,443	$7,619	$1,443	$1,443	$1,443	$1,443	$1,847